CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net Income For The Year	$ (647,863)	$ 10,502,426	$ 17,797,435
Other Comprehensive Income (loss) Not To Be Reclassified To Income In Subsequent Periods
Remeasurement Of Losses From Long-term Employee Benefits	387	11,277	(89,664)
Income Tax Related To Remeasurement Of Losses From Long-term Employee Benefits	(135)	(2,969)	23,761
Other Comprehensive Income (loss) Not To Be Reclassified To Income In Subsequent Periods	252	8,308	(65,903)
Other Comprehensive Income For The Year	252	8,308	(65,903)
Total Comprehensive (loss) Income For The Year	(647,611)	10,510,734	17,731,532
Attributable To:
Equity Holders Of The Parent	(741,824)	10,411,087	18,035,578
Non-controlling Interests	$ 94,213	$ 99,647	$ (304,046)